Submission	Jul. 29, 2025
Submission [Line Items]
Central Index Key	0001687277
Registrant Name	ReTo Eco-Solutions, Inc.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES